ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	As at	As at
	December 31,	December 31,
	2018	2017
Trade payables	$163,032	$144,135
Wages payable	51,378	50,380
Accrued liabilities	75,287	76,562
Other liabilities	20,900	19,645
Total accounts payable and accrued liabilities	$310,597	$290,722